Other receivable (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Other receivable
Balance as of beginning of year	$ 0	$ 0
Addition	18,203,745	0
Translation adjustments	239,086
Balance as of end of year	$ 18,442,831	$ 0